PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

9. PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following (in thousands):

	March 31,	December 31,
	2021	2020
Equipment	$14,532	$13,708
Furniture and fixtures	924	895
Computer equipment	1,124	1,089
Tooling	1,805	1,805
Software	1,340	1,249
Leasehold improvements	14,274	13,870
Construction in process	1,063	879
Property and equipment, gross	35,062	33,495
Less: accumulated depreciation	(22,731)	(21,335)
Total property and equipment, net	$12,331	$12,160

Depreciation and amortization expense was $1.5 million and $2.1 million for the three months ended March 31, 2021 and 2020, respectively.

8. PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following (in thousands):

	December 31,
	2020	2019
Equipment	$13,708	$13,358
Furniture and fixtures	895	895
Computer equipment	1,089	1,089
Tooling	1,805	1,823
Software	1,249	954
Leasehold improvements	13,870	13,880
Construction in process	879	170
Property and equipment, gross	33,495	32,169
Less: accumulated depreciation	(21,335)	(13,782)
Total property and equipment, net	$12,160	$18,387

Depreciation and amortization expense was $7.6 million and $7.6 million for the years ended years ended December 31, 2020 and 2019, respectively.